SCHEDULE OF THE STOCK OPTIONS GRANTED, FORFEITED OR EXPIRED (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Stock Options Outstanding, Outstanding at Beginning of Period	163,913	233,917	233,917	229,833
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 15.50	$ 15.43	$ 15.43	$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at End of Period	2 years 4 months 13 days	3 years 4 months 17 days	3 years 7 months 17 days	3 years 10 months 13 days
Aggregate Intrinsic Value, Outstanding at Beginning of Period				$ 2,995,640
Number of Stock Options Outstanding, Granted				27,417
Weighted Average Exercise Price Per Share, Granted				$ 30.86
Weighted Average Remaining Contractual Life (years), Granted				4 years 3 months 10 days
Aggregate Intrinsic Value, Granted
Number of Stock Options Outstanding, Forfeited or expired			(70,004)	(23,333)
Weighted Average Exercise Price Per Share, Forfeited or expired			$ 14.57	$ 33.43
Weighted Average Remaining Contractual Life (years), Forfeited or expired			2 years 8 months 4 days	4 years 2 months 23 days
Aggregate Intrinsic Value, Forfeited or expired
Number of Stock Options Outstanding, Exercised
Weighted Average Exercise Price Per Share, Exercised
Aggregate Intrinsic Value, Exercised
Number of Stock Options Outstanding, Outstanding at End of Period	163,913	233,917	163,913	233,917
Weighted Average Exercise Price, Outstanding at End of Period	$ 15.50	$ 15.22	$ 15.50	$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period			2 years 7 months 9 days	3 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding at End of Period